Intangible Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Amortization	$ 16,223	$ 45,415
Net Book Value	1,046,633	1,062,855
License Agreement [Member]
Accumulated Amortization	15,787	45,415
Net Book Value	1,012,327	1,028,114
Intangible Assets Additions	$ 0	1,073,529
Intangible Assets Gross		1,062,856	$ 0
Estimated Life	17 years
Patents [Member]
Accumulated Amortization	$ 436	0
Net Book Value	34,306	34,741
Intangible Assets Additions	$ 0	34,741
Intangible Assets Gross		$ 34,742	$ 0
Estimated Life	20 years